RELATED PARTIES (Details) - USD ($) $ in Thousands			1 Months Ended		12 Months Ended
	Dec. 01, 2021	Nov. 30, 2021	Nov. 30, 2021	Apr. 30, 2021	Dec. 31, 2021	Jun. 07, 2021
Related Party Transaction [Line Items]
Related party transaction	$ 6,100
Notes receivable, related parties				$ 1,199
Exercises of fully vested options				740
Administrative services	4,130
Research and development expenses	$ 2
Other Noncurrent Assets
Related Party Transaction [Line Items]
Loans not used by founders to exercise stock options					$ 459
Founders Promissory Note
Related Party Transaction [Line Items]
Notes receivable, related parties				$ 1,199		$ 1,076
Founders Loan
Related Party Transaction [Line Items]
Exercises of fully vested options					740
Total principal amount, interest forgiven		$ 1,199	$ 1,199
Grant Agreement | SSIG
Related Party Transaction [Line Items]
Related party transaction					$ 504